Subsequent events (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Feb. 28, 2023
Subsequent events
Sale consideration		$ 378
Sale of subsidiary | Urbvan Mobility Ltd.
Subsequent events
Sale consideration	$ 12,000
Total consideration net of selling costs	$ 9,600